Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances [Abstract]
Federal Home Loan Bank Advances

(13) Federal Home Loan Bank Advances

A summary of the outstanding FHLB advances at December 31, 2011 and 2010, is as follows:

(Dollars in thousands)	2011	2010
1.39% advance due February 2012	$8,000	$8,000
1.48% advance due April 2012	52,000	52,000
2.96% advance due January 2013	5,000	5,000
2.01% advance due February 2013	30,000	30,000
2.07% advance due April 2013	69,000	69,000
3.92% advance due April 2013	1,500	1,500
3.34% advance due June 2013	42,000	42,000
1.45% advance due July 2013	26,000	26,000
2.62% advance due April 2014	25,000	25,000
1.94% advance due July 2014	10,000	10,000
1.58% advance due September 2014	25,473	—
1.63% advance due September 2014	25,508	—
4.12% advance due February 2015	25,000	25,000
4.55% advance due February 2016	45,000	45,000
4.83% advance due May 2016	50,000	50,000
3.47% advance due November 2017	10,000	10,000
4.18% advance due February 2022	25,000	25,000

Federal Home Loan Bank advances	$474,481	$423,500

Federal Home Loan Bank advances consist of fixed rate obligations of the banks and are collateralized by qualifying residential real estate and home equity loans and certain securities. FHLB advances are stated at par value adjusted for unamortized fair value adjustments recorded in connection with advances acquired through acquisitions. The Company did not restructure any FHLB advances in 2011, but restructured $220.0 million of FHLB advances, paying $10.1 million in prepayment fees in 2010. These prepayment fees are classified in other assets on the Consolidated Statements of Condition and are amortized as an adjustment to interest expense using the effective-interest method. The restructurings in 2010 were done in order to achieve lower interest rates and extend maturities.

Approximately $40.0 million of the FHLB advances outstanding at December 31, 2011, have varying call dates ranging from January 2012 to February 2012. At December 31, 2011, the weighted average contractual interest rate on FHLB advances was 2.84% and the weighted average effective interest rate, which reflects amortization of fair value adjustments associated with FHLB advances acquired through acquisitions, was 2.76%.

The banks have arrangements with the FHLB whereby, based on available collateral, they could have borrowed an additional $131.9 million at December 31, 2011.